Exploration Expenses - Schedule of exploration and evaluation expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Geological and geophysical expenses	$ 561	$ 646	$ 676
Total exploration expenses	$ 561	$ 646	$ 676